Property and Equipment (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,072,639	$ 22,920,493	$ 21,403,385
Less: accumulated depreciation and amortization	(6,631,720)	(5,961,940)	(3,643,447)
Property and equipment, net	16,440,919	16,958,553	17,759,938
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,486,716	11,452,858	10,936,364
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,031,739	10,031,739	9,889,521
Computer software and hardware
Property, Plant and Equipment [Line Items]
Property and equipment, gross	471,152	421,206	402,075
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,083,032	$ 1,014,690	$ 175,425